Medium-term notes (Details Textual)					12 Months Ended
	Apr. 16, 2019 USD ($)	Apr. 12, 2019 USD ($)	Oct. 13, 2015 CNY (¥)	Oct. 13, 2013 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	May 03, 2012 CNY (¥)	Mar. 31, 2012 CNY (¥)	May 10, 2011 CNY (¥)	Oct. 13, 2010 CNY (¥)
Debt Instrument, Face Amount | $										$ 65.7
Repayments of Medium-term Notes			¥ 700,000,000		¥ 0	$ 0	¥ 300,000,000	¥ 0
Interest Payable, Current					¥ 1,739,331,000		¥ 1,142,587,000			252,975,000
Medium-term Notes			¥ 357,000,000
Rate Of Penalty Charge, Percentage					0.021%	0.021%
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months					¥ 2,272,952,000					330,587,000
Tianwei Yingli [Member] | Note Holder D [Member]
Rate Of Penalty Charge, Percentage		0.021%
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $		$ 318,000,000
Tianwei Yingli [Member] | Note Holder C [Member]
Rate Of Penalty Charge, Percentage	0.021%
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $	$ 76,000,000
Medium-term Notes [Member]
Debt Instrument, Annual Principal Payment				¥ 1,000,000,000
Debt Instrument, Periodic Payment, Interest				¥ 57,000,000
Medium-term Notes					357,000,000					51,900,000
Accrued Penalty Charges					¥ 87,000,000					$ 12.7
Rate Of Penalty Charge, Percentage			0.021%
Medium-term Notes [Member] | MTN Holder One [Member]
Debt Instrument, Debt Default, Principal Amount												¥ 65,700,000
Debt Instrument, Debt Default, Percentage Of Default In Total Outstanding Amount					3.70%					3.70%		3.70%	3.70%
Debt Instrument, Debt Default, Amount | $													$ 74,400,000
Medium-term Notes [Member] | MTN Holder Two [Member]
Debt Instrument, Debt Default, Principal Amount											¥ 110,000,000
Debt Instrument, Debt Default, Percentage Of Default In Total Outstanding Amount											6.30%
Debt Instrument, Debt Default, Amount											¥ 134,000,000
Medium-term Notes [Member] | MTN Holder Three [Member]
Debt Instrument, Debt Default, Principal Amount					¥ 60,000,000
Debt Instrument, Debt Default, Percentage Of Default In Total Outstanding Amount					3.40%					3.40%
Debt Instrument, Debt Default, Amount					¥ 76,000,000
Medium-term Notes [Member] | MTN Holder Four [Member]
Debt Instrument, Debt Default, Principal Amount									¥ 300,000,000
Debt Instrument, Debt Default, Percentage Of Default In Total Outstanding Amount									17.10%
Debt Instrument, Debt Default, Amount									¥ 434,400,000
Medium-term Notes [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount																	¥ 2,400,000
Debt Instrument, Interest Rate, Effective Percentage					4.82%					4.82%
Debt Instrument, Term					5 years	5 years
Medium-term Notes [Member] | Yingli China [Member] | Maximum [Member]
Debt Instrument, Face Amount															¥ 1,500,000
Medium-term notes first tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount																	¥ 1,000,000
Debt Instrument Interest Rate Remaining Period				5.70%
Medium-term notes first tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount														¥ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage														5.78%
Medium-term notes second tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Interest Rate, Stated Percentage					4.30%					4.30%						6.15%
Interest Payable, Current | $										$ 55,638,000
Medium-term Notes																¥ 1,400,000
Medium-term notes second tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount														¥ 300,000
Debt Instrument, Interest Rate, Stated Percentage														6.01%
Interest Payable, Current					¥ 382,541,000